UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund:    BlackRock Global Energy and Resources Trust (BGR)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Energy and Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock Global Energy and Resources Trust (BGR)
(unaudited)	(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—97.6%
		Common Stocks—97.6%
		Chemicals—1.7%

117,900		Potash Corp. of Saskatchewan	$16,609,752

		Coal—14.5%
507,200	[1]	Arch Coal, Inc.	22,316,800
525,721	[1]	Consol Energy, Inc.	38,377,633
682,900	[1]	Massey Energy Co.	25,390,222
348,770		Natural Resources Partners LP	10,602,608
35,500	[2]	Patriot Coal Corp.	1,411,125
480,200		Peabody Energy Corp.	25,940,404
281,300		Penn Virginia GP Holdings LP	7,808,888
481,900		Penn Virginia Resource Partners LP	12,042,681

		Total Coal	143,890,361

		Commercial Services—0.3%
269,231	[2,3,4]	MYR Group, Inc.	3,500,003

		Electric—1.8%
453,100	[2,5]	NRG Energy, Inc.	17,485,129

		Gas—1.1%
4,514		AltaGas Utility Group, Inc.	29,447
613,800		Keyera Facilities Income Fund	10,789,871

		Total Gas	10,819,318

		Metal Fabricate/Hardware—0.4%
104,600		Tenaris S.A. (ADR)	4,182,954

		Mining—4.2%
207,100	[1]	BHP Billiton Ltd. (ADR)	13,993,747
104,800		Cameco Corp.	3,547,480
247,736		Goldcorp, Inc.	9,220,734
368,800	[2]	NovaGold Resources, Inc.	4,215,384
146,700	[2,5]	Silver Wheaton Corp.	2,257,713
132,600		Teck Cominco Ltd., Class B	4,329,095
470,700		Zinifex Ltd.	4,456,019

		Total Mining	42,020,172

		Oil & Gas—41.4%
151,800	[1]	Apache Corp.	14,487,792
40,100	[2]	ATP Oil & Gas Corp.	1,509,364
468,673		BG Group Plc	10,339,938
286,307	[2]	Brigham Exploration Co.	1,986,971
231,000		Cabot Oil & Gas Corp.	8,937,390
70,200	[1]	Canadian Natural Resources Ltd.	4,472,442
295,400	[1]	Chesapeake Energy Corp.	10,997,742
309,800	[2]	Compton Petroleum Corp.	2,983,682
93,900		ConocoPhillips	7,542,048
744,100		Crescent Point Energy Trust	18,156,914
904,600	[2,5]	Delta Petroleum Corp.	18,137,230
97,800		Devon Energy Corp.	8,311,044
76,000		Diamond Offshore Drilling, Inc.	8,582,680
84,700		EnCana Corp.	5,607,987
184,200		EOG Resources, Inc.	16,117,500
130,600		EV Energy Partner LP	3,944,120
1,232,900	[2,5]	EXCO Resources, Inc.	18,481,171
122,900		Exxon Mobil Corp.	10,618,560
219,900	[2]	Forest Oil Corp.	9,943,878
340,300		Helmerich & Payne, Inc.	13,346,566
90,000		Hess Corp.	8,174,700
291,400	[2,5]	Newfield Exploration Co.	14,535,032
293,100		Noble Corp.	12,828,987
143,000		Noble Energy, Inc.	10,378,940
189,700		Occidental Petroleum Corp.	12,874,939
174,300		Penn Virginia Corp.	7,426,923
205,500		Petroleo Brasileiro S.A. (ADR)	22,839,270
293,200	[2]	Plains Exploration & Production Co.	14,261,248
98,200	[1,2]	Pride Intl., Inc.	3,113,922
98,600	[2]	Quicksilver Resources, Inc.	5,603,438
253,900		Range Resources Corp.	13,258,658
564,900	[2]	Rex Energy Corp.	6,547,191
257,600	[2]	SeaDrill Ltd.	5,397,171
200,300	[2]	Southwestern Energy Co.	11,198,773
403,957		StatoilHydro ASA	10,636,659
89,100		Suncor Energy, Inc.	8,373,618

Shares		Description	Value

		Oil & Gas— (cont’d)
471,100		Talisman Energy, Inc.	$7,466,935
139,600	[1]	Total S.A. (ADR)	10,160,088
65,000	[2]	TXCO Resources, Inc.	822,250
399,900		Vermilion Energy Trust	13,581,585
128,264	[2,5]	Warren Resources, Inc.	1,631,518
386,600	[2]	Wellstream Holdings Plc	8,961,539
106,650		XTO Energy, Inc.	5,539,401

		Total Oil & Gas	410,117,804

		Oil & Gas Services—10.1%
150,800	[2,5]	Cameron Intl. Corp.	6,071,208
156,900	[1,2,5]	Cie Generale de Geophysique-Veritas (ADR)	7,324,092
51,931	[2]	Core Laboratories N.V.	5,852,624
62,100	[1,2]	Exterran Holdings, Inc.	4,051,404
144,000	[2]	FMC Technologies, Inc.	6,935,040
224,300	[2]	Helix Energy Solutions Group, Inc.	8,292,371
182,800	[2,5]	Hercules Offshore, Inc.	4,213,540
114,116	[2]	National Oilwell Varco, Inc.	6,873,207
265,200		Saipem S.p.A.	9,209,689
115,100		SBM Offshore N.V.	3,339,421
138,100		Schlumberger Ltd.	10,421,026
100,300	[2]	Transocean, Inc.	12,296,780
253,624	[2]	Weatherford Intl. Ltd.	15,676,499

		Total Oil & Gas Services	100,556,901

		Pipelines—13.9%
451,400		AltaGas Income Trust	10,497,674
201,400	[1]	Boardwalk Pipeline Partners LP	6,259,512
77,600		Buckeye Partners LP	3,882,328
73,200		Enbridge Energy Partners LP	3,726,612
320,700		Energy Transfer Partners LP	16,083,105
569,005	[1]	Enterprise Products Partners LP	17,758,646
312,500		Equitable Resources, Inc.	17,421,875
145,800		ONEOK Partners LP	9,122,706
165,500		ONEOK, Inc.	7,778,500
265,500		Pembina Pipeline Income Fund	4,574,623
138,400		Plains All American Pipeline LP	6,890,936
90,100		Questar Corp.	4,586,991
1,125,000		Spectra Energy Income Fund	10,633,186
300,000		Targa Resources Partners LP	8,100,000
280,200	[1]	Williams Partners LP	10,297,350

		Total Pipelines	137,614,044

		Transportation—8.2%
800,000		Aries Maritime Transport Ltd.	5,536,000
257,800		Diana Shipping, Inc.	7,607,678
238,600		Genco Shipping & Trading Ltd.	11,767,752
742,500		OceanFreight, Inc.	14,486,175
837,000		Paragon Shipping, Inc., Class A	15,576,570
390,400		Seaspan Corp.	11,766,656
546,000	[5]	Ship Finance Intl. Ltd.	14,261,520

		Total Transportation	81,002,351

		Total Common Stocks (cost $750,320,829)	967,798,789

		MONEY MARKET FUNDS—8.1%
28,068,244	[6]	Fidelity Institutional Money Market Prime Portfolio, 3.96%	28,068,244
52,302,500	[6,7,8]	BlackRock Liquidity Series, LLC, Money Market Series, 4.16%	52,302,500

		Total Money Market Funds (cost $80,370,744)	80,370,744

Contracts

OUTSTANDING CALL OPTION PURCHASED—0.0%
500		Peabody Energy Corp., strike price $60, expires 06/23/08 (cost $278,435)	215,000

		Total investments before outstanding options written (cost $830,970,0089)	1,048,384,533

1

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock Global Energy and Resources Trust (BGR) (continued)
(unaudited)	(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING OPTIONS WRITTEN—(0.6)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.5)%
(150)	Apache Corp., strike price $105, expires 04/21/08	$(49,500)
(100)	Apache Corp., strike price $110, expires 04/21/08	(21,250)
(100)	Apache Corp., strike price $115, expires 02/18/08	(1,250)
(250)	Arch Coal, Inc., strike price $45, expires 02/18/08	(40,000)
(250)	Arch Coal, Inc., strike price $45, expires 03/24/08	(66,875)
(250)	Arch Coal, Inc., strike price $45, expires 04/21/08	(88,750)
(100)	ATP Oil & Gas Corp., strike price $55, expires 03/24/08	(3,000)
(100,000)	BG Group Plc, strike price 10.32 GBP, expires 02/06/08	(158,911)
(10,000)	BG Group Plc, strike price 11.10 GBP, expires 04/01/08	(15,506)
(245,000)	BG Group Plc, strike price 9.66 GBP, expires 02/20/08	(727,565)
(350)	BHP Billiton Ltd. (ADR), strike price $75, expires 02/18/08	(14,000)
(400)	BHP Billiton Ltd. (ADR), strike price $80, expires 02/18/08	(3,000)
(25,000)	Cabot Oil & Gas Corp., strike price $40, expires 02/29/08	(30,338)
(250)	Cabot Oil & Gas Corp., strike price $45, expires 02/18/08	(3,750)
(250)	Cabot Oil & Gas Corp., strike price $45, expires 04/21/08	(18,125)
(300)	Cameron Intl., Corp., strike price $52.50, expires 05/19/08	(19,500)
(200)	Canadian Natural Resources Ltd., strike price $85, expires 03/24/08	(3,000)
(750)	Chesapeake Energy Corp., strike price $41, expires 03/28/08	(36,150)
(250)	Chesapeake Energy Corp., strike price $42.50, expires 04/21/08	(8,750)
(45,000)	Cie Generale de Geophysique-Veritas (ADR), strike price $60, expires 02/15/08	(387)
(300)	ConocoPhillips, strike price $85, expires 03/24/08	(45,000)
(100)	ConocoPhillips, strike price $85, expires 05/19/08	(30,300)
(100)	ConocoPhillips, strike price $90, expires 02/18/08	(750)
(250)	Consol Energy, Inc., strike price $70, expires 04/21/08	(221,250)
(250)	Consol Energy, Inc., strike price $75, expires 03/24/08	(121,250)
(281)	Consol Energy, Inc., strike price $80, expires 02/18/08	(25,290)
(250)	Consol Energy, Inc., strike price $80, expires 04/21/08	(108,750)
(250)	Consol Energy, Inc., strike price $90, expires 03/24/08	(22,500)
(100)	Core Laboratories N.V., strike price $135, expires 03/24/08	(6,750)
(1,100)	Delta Petroleum Corp., strike price $17.50, expires 03/24/08	(462,000)
(500)	Delta Petroleum Corp., strike price $22.50, expires 02/18/08	(47,500)
(10,000)	Devon Energy Corp., strike price $93, expires 02/22/08	(5,622)
(250)	Diamond Offshore Drilling, Inc., strike price $130, expires 02/18/08	(17,500)
(140)	Diamond Offshore Drilling, Inc., strike price $155, expires 03/24/08	(2,450)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(150)	EnCana Corp., strike price $70, expires 04/21/08	$(35,625)
(250)	EOG Resources, Inc., strike price $100, expires 04/21/08	(38,125)
(250)	EOG Resources, Inc., strike price $95, expires 04/21/08	(68,750)
(200)	Equitable Resources, Inc., strike price $55, expires 02/18/08	(25,500)
(200)	Equitable Resources, Inc., strike price $60, expires 03/24/08	(11,000)
(200)	Equitable Resources, Inc., strike price $60, expires 06/23/08	(37,500)
(25,000)	Exxon Mobil Corp., strike price $95, expires 03/20/08	(23,603)
(200)	FMC Technologies, Inc., strike price $65, expires 04/21/08	(9,000)
(250)	Forest Oil Corp., strike price $52.50, expires 02/22/08	(7,808)
(200)	Forest Oil Corp., strike price $55, expires 02/18/08	(2,000)
(250)	Goldcorp, Inc., strike price $37.50, expires 04/21/08	(90,000)
(450)	Goldcorp, Inc., strike price $40, expires 04/21/08	(114,750)
(60)	Helix Energy Solutions Group, Inc., strike price $45, expires 02/18/08	(600)
(200)	Helix Energy Solutions Group, Inc., strike price $45, expires 03/24/08	(6,000)
(100,000)	Helmerich & Payne, Inc., strike price $36, expires 02/15/08	(352,530)
(125)	Hess Corp., strike price $100, expires 05/19/08	(71,250)
(100)	Hess Corp., strike price $90, expires 02/18/08	(40,500)
(816)	National Oilwell Varco, Inc., strike price $72.50, expires 02/18/08	(32,640)
(100)	National Oilwell Varco, Inc., strike price $80, expires 02/18/08	(35,000)
(125)	National Oilwell Varco, Inc., strike price $82.50, expires 02/18/08	(1,250)
(400)	Newfield Exploration Co., strike price $55, expires 02/18/08	(12,000)
(250)	Newfield Exploration Co., strike price $55, expires 03/24/08	(27,500)
(125)	Newfield Exploration Co., strike price $60, expires 03/24/08	(3,750)
(27,000)	Noble Corp., strike price $57.50, expires 03/05/08	(1,096)
(270)	Noble Corp., strike price $60, expires 03/24/08	(2,025)
(100)	Noble Energy, Inc., strike price $80, expires 02/18/08	(1,500)
(13,000)	Noble Energy, Inc., strike price $82, expires 02/27/08	(5,136)
(20,000)	Noble Energy, Inc., strike price $82.50, expires 02/20/08	(16,588)
(200)	NRG Energy, Inc., strike price $45, expires 03/24/08	(9,000)
(500)	NRG Energy, Inc., strike price $50, expires 03/24/08	(7,500)
(400)	Occidental Petroleum Corp., strike price $75.38, expires 03/26/08	(78,392)
(60,000)	OceanFreight, Inc., strike price $24.40, expires 02/27/08	(19,218)
(15,000)	ONEOK, Inc., strike price $50, expires 03/20/08	(10,782)
(150)	Patriot Coal Corp., strike price $40, expires 03/24/08	(46,875)

2

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock Global Energy and Resources Trust (BGR) (continued)
(unaudited)	(Percentages shown are based on Net Assets)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(500)	Peabody Energy Corp., strike price $65, expires 03/24/08	$(46,250)
(1,000)	Peabody Energy Corp., strike price $65, expires 06/23/08	(282,500)
(162)	Petroleo Brasileiro S.A. (ADR), strike price $110, expires 04/21/08	(177,390)
(300)	Petroleo Brasileiro S.A. (ADR), strike price $115, expires 04/21/08	(258,000)
(100)	Petroleo Brasileiro S.A. (ADR), strike price $125, expires 03/24/08	(33,500)
(200)	Plains Exploration & Production Co., strike price $60, expires 02/18/08	(1,500)
(120)	Potash Corp. of Saskatchewan, strike price $135, expires 03/24/08	(181,200)
(100)	Potash Corp. of Saskatchewan, strike price $155, expires 03/24/08	(60,500)
(114)	Potash Corp. of Saskatchewan, strike price $160, expires 02/18/08	(9,690)
(125)	Pride Intl., Inc., strike price $40, expires 04/21/08	(3,437)
(200)	Questar Corp., strike price $57.50, expires 03/26/08	(13,082)
(100)	Quicksilver Resources, Inc., strike price $30, expires 03/24/08	(28,000)
(200)	Quicksilver Resources, Inc., strike price $32.50, expires 03/24/08	(26,500)
(150)	Range Resources Corp., strike price $50, expires 03/24/08	(74,250)
(150)	Range Resources Corp., strike price $55, expires 02/18/08	(13,875)
(387)	Range Resources Corp., strike price $55, expires 03/24/08	(93,848)
(35,000)	Rex Energy Corp., strike price $11.81, expires 02/29/08	(25,417)
(65,000)	Saipem S.p.A., strike price 32.57 EUR, expires 02/05/08	(1)
(100)	Schlumberger Ltd., strike price $100, expires 02/18/08	(1,000)
(100)	Schlumberger Ltd., strike price $95, expires 05/19/08	(12,500)
(95,000)	SeaDrill Ltd., strike price 129.04 NOK, expires 04/01/08	(63,015)
(40,000)	Seaspan Corp., strike price $28.27, expires 03/20/08	(107,868)
(400)	Seaspan Corp., strike price $30, expires 03/24/08	(72,000)
(800)	Ship Finance Intl. Ltd., strike price $30, expires 02/18/08	(12,000)
(400)	Silver Wheaton Corp., strike price $17.50, expires 03/24/08	(30,000)
(300)	Southwestern Energy Co., strike price $60, expires 02/18/08	(17,250)
(200)	Southwestern Energy Co., strike price $60, expires 03/24/08	(39,500)
(200)	Southwestern Energy Co., strike price $65, expires 06/23/08	(53,000)
(250)	Suncor Energy, Inc., strike price $110, expires 03/24/08	(24,375)
(600)	Talisman Energy, Inc., strike price $20, expires 04/21/08	(9,000)
(300)	Targa Resources Partners LP, strike price $30, expires 02/18/08	(8,250)
(300)	Targa Resources Partners LP, strike price $30, expires 06/23/08	(30,750)
(270)	Teck Cominco Ltd., Class B, strike price 44 CAD, expires 02/18/08	(2,958)
(100)	Total S.A. (ADR), strike price $85, expires 02/18/08	(1,250)
(100)	Total S.A. (ADR), strike price $90, expires 02/18/08	(1,250)

Contracts	Description	Value

OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(125)	Transocean, Inc., strike price $140, expires 03/24/08	$(25,938)
(250)	Transocean, Inc., strike price $150, expires 02/18/08	(31,875)
(10,000)	TXCO Resources, Inc., strike price $14, expires 02/22/08	(5,113)
(200)	Weatherford Intl. Ltd., strike price $70, expires 02/18/08	(3,500)
(250)	Weatherford Intl. Ltd., strike price $70, expires 03/24/08	(34,375)
(400)	Weatherford Intl. Ltd., strike price $75, expires 02/18/08	(4,000)
(24,500)	XTO Energy, Inc., strike price $54.50, expires 02/29/08	(35,309)
(100)	XTO Energy, Inc., strike price $70, expires 02/18/08	(5,000)

	Total Outstanding Call Options Written (premium received $7,248,734)	(5,631,328)

OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(4,075)	Delta Petroleum Corp., strike price $20, expires 02/18/08	(753,875)
(775)	Diana Shipping, Inc., strike price $25, expires 02/16/08	(27,125)
(420)	Genco Shipping & Trading Ltd., strike price $30, expires 02/18/08	(6,300)
(420)	Genco Shipping & Trading Ltd., strike price $35, expires 02/18/08	(9,450)
(600)	Genco Shipping & Trading Ltd., strike price $40, expires 02/18/08	(40,500)

	Total Outstanding Put Options Written (premium received $923,816)	(837,250)

	Total Outstanding Options Written (premium received $8,172,550)	(6,468,578)

Total investments net of outstanding options written—105.1%		$1,041,915,955
Other assets in excess of liabilities—(5.1)%		(50,325,371)

Net Assets—100.0%		$991,590,584

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Non-income producing security.

[3]	Illiquid security. As of January 31, 2008, the Trust held 0.4% of its net assets, with a current market value of $3,500,003, in these securities.

[4]	Security is fair valued.

[5]	Security, or a portion of security, is on loan.

[6]	Represents current yield as of January 31, 2008.

[7]	Represents an investment in an affiliate.

[8]	Security purchased with the cash proceeds from securities loaned.

[9]

Cost for federal income tax purposes is $819,577,144. The net unrealized appreciation on a tax basis is $228,807,389, consisting of $252,450,723 gross unrealized appreciation and $23,643,334 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone

3

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Energy and Resources Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Energy and Resources Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Energy and Resources Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Energy and Resources Trust

Date: March 24, 2008